Related Party Transactions (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] EUR (€)	Dec. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Dec. 31, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Dec. 31, 2011 General Partner [Member] USD ($)	Dec. 31, 2011 General Partner [Member] EUR (€)	Dec. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.70%
Amount of transaction			181,900,000	86,547,000	17,900,000	10,000,000			75,969,000	59,501,000	6,555,000	6,115,000	25,833,000	23,807,000	20,220,000	15,413,000	52,587,000	43,474,000							13,511,000	16,123,000	24,106,000	30,703,000	21,076,000
Due to related parties	$ 111,226,000	$ 121,887,000					$ 150,889,000	€ 104,400,000											$ 35,554,000	€ 24,600,000	$ 8,306,000	€ 5,747,000	$ 2,168,000	€ 1,500,000
Interest rate			2.683%	1.879%	1.832%	0.968%	0.245%	0.245%											1.942%	1.942%	6.00%	6.00%	1.335%	1.335%
Date of repayment							Jul. 31, 2011	Jul. 31, 2011											Jan. 03, 2011	Jan. 03, 2011			Aug. 19, 2011	Aug. 19, 2011